BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - IFRS 15 Revenue from contracts with customers (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of initial application of standards or interpretations [line items]
Contract liability related to concessions	$ 539,584	$ 535,960
Retained earnings	10,289,073	8,598,319
Service concession arrangement [member]
Disclosure of initial application of standards or interpretations [line items]
Intangible assets	$ 7,521,488	$ 5,514,481	$ 3,734,116	$ 3,114,167	$ 2,805,314
Increase (decrease) due to application of IFRS 15
Disclosure of initial application of standards or interpretations [line items]
Commissions related to funding			12,744
Contract liability related to concessions			(531,804)
Financial assets			450,878
Intangible assets			619,949
Deferred tax effect			(181,680)
Retained earnings, operation and construction services (concessions)			370,087
Customer loyalty programs			32,232
Deferred tax effect			(11,038)
Net impact retained earnings, customer loyaly programs			21,194
Retained earnings			$ 391,281